Note 17 - Segment Information - Segment Information (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Sep. 30, 2015		Sep. 30, 2014
Brokerage and Advisory Services [Member] | Operating Segments [Member]
Revenues	$ 43,956,000		$ 39,577,000		$ 120,775,000		$ 119,166,000		$ 154,797,000		$ 176,195,000
Pre-tax income (loss)	1,741,000		916,000		3,173,000		3,153,000		3,580,000	[1]	11,189,000
Identifiable assets	40,798,000		43,077,000		40,798,000		43,077,000		41,466,000		44,222,000
Depreciation and amortization	185,000		202,000		569,000		522,000		744,000		754,000
Interest			1,000		1,000		7,000		13,000		33,000
Capital expenditures	48,000				53,000		199,000		152,000		109,000
Tax and Accounting Services [Member] | Operating Segments [Member]
Revenues	2,386,000		2,758,000		7,222,000		7,285,000		8,249,000		8,097,000
Pre-tax income (loss)	198,000		837,000		399,000		1,409,000		471,000	[1]	799,000
Identifiable assets	3,006,000		3,946,000		3,006,000		3,946,000		4,077,000		2,907,000
Depreciation and amortization	44,000		22,000		132,000		41,000		113,000		73,000
Interest							1,000
Capital expenditures			15,000		28,000		27,000		40,000		55,000
Corporate, Non-Segment [Member]
Revenues
Pre-tax income (loss)	(2,224,000)	[2]	(1,396,000)	[2]	(3,885,000)	[2]	(3,153,000)	[2]	(3,573,000)	[1]	(4,166,000)	[1]
Identifiable assets	18,469,000	[3]	18,038,000	[3]	18,469,000	[3]	18,038,000	[3]	17,839,000	[4]	17,664,000	[4]
Depreciation and amortization	73,000		70,000		197,000		299,000		270,000		309,000
Interest	13,000		5,000		15,000		4,000
Capital expenditures	155,000		6,000		389,000		6,000		62,000		40,000
Revenues	46,342,000		42,335,000		127,997,000		126,451,000		163,046,000		184,292,000
Pre-tax income (loss)	(285,000)		357,000		(313,000)		1,409,000		478,000	[1]	7,822,000
Identifiable assets	62,273,000		65,061,000		62,273,000		65,061,000		63,382,000		64,793,000
Depreciation and amortization	302,000		294,000		898,000		862,000		1,127,000		1,136,000
Interest	13,000		6,000		16,000		12,000		13,000		33,000
Capital expenditures	$ 203,000		$ 21,000		$ 470,000		$ 232,000		$ 254,000		$ 204,000

[1]	Consists of executive salaries and other expenses not allocated to reportable segments by management.
[2]	Consists of operating expenses not allocated to reportable segments.
[3]	Consists principally deferred tax asset.
[4]	Consists principally of deferred tax assets.